GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Mar 12, 2025
Feb 12, 2025
Apr 1
1, 2025
Feb 28, 2025
Mar 06, 2025
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jan 12, 2015
Dec 8, 2014
Nov 12, 2047
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
T
ABLE OF CONTENTS
Payment Detail
Page
1
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Loan Detail
Historical Loan Modification Report
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
Historical Delinquency & Liquidation (Actual)
Delinquency Summary Report
REO Additional Detail
REO Status Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquent Loan Detail
Supplemental Information
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
9
Page
10
Page
12
Page
13
Page
14
Page
15
Page
17
Page
18
Page
19
Page
20
Page
21
Page
24
Page
25
Page
29
Page
30
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
PA
YMENT DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
X-A
X-B
X-C
X-D
A-S
B
PEZ
C
D
E
F
G
H
S
R
Totals:
Effective
Pass-Through
Rate
1.434000%
2.902000%
3.467000%
3.364000%
3.629000%
3.365000%
0.309796%
0.058796%
0.967796%
0.967796%
3.964000%
4.215000%
N/A
4.273796%
4.273796%
3.306000%
3.306000%
3.306000%
3.306000%
N/A
N/A
Original
Balance
46,189,000.00
71,003,000.00
40,000,000.00
280,000,000.00
349,842,000.00
91,592,000.00
971,195,000.00
56,483,000.00
29,811,000.00
61,190,419.00
92,569,000.00
56,483,000.00
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
32,949,419.00
0.00
0.00
1,255,180,419.00
Beginning
Balance (1)
0.00
0.00
0.00
0.00
0.00
0.00
2,264,138.73
56,483,000.00
29,811,000.00
30,893,668.62
2,264,138.73
56,483,000.00
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
2,652,668.62
0.00
0.00
255,952,807.35
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
429,606.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
429,606.33
Interest
Distribution(2)
0.00
0.00
0.00
0.00
0.00
0.00
584.52
2,767.49
24,042.48
24,915.64
7,479.20
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
59,789.33
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
584.52
2,767.49
24,042.48
24,915.64
437,085.54
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
489,395.66
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
1,834,532.40
56,483,000.00
29,811,000.00
30,893,668.62
1,834,532.40
56,483,000.00
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
2,652,668.62
0.00
0.00
255,523,201.02
Exchangeable
Percent
Outstanding
100.00%
100.00%
100.00%
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 189,846,000.00
(2) Class S is a sole beneficiary of Excess Interest

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
3.964000%
B
4.215000%
PEZ
N/A
C
4.273796%
Original
Balance
92,569,000.00
56,483,000.00
0.00
40,794,000.00
Beginning
Balance
2,264,138.73
56,483,000.00
0.00
40,794,000.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
1,834,532.40
56,483,000.00
0.00
40,794,000.00
Percent
Exchanged
0.00%
0.00%
0.00%
Totals:
189,846,000.00
99,541,138.73
0.00
0.00
0.00
0.00
99,111,532.40

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
F
ACTOR DE
T
AIL
Class
Cusip
A-1
36250HAA1
A-2
36250HAB9
A-3
36250HAC7
A-4
36250HAD5
A-5
36250HAE3
A-AB
36250HAF0
X-A
36250HAG8
X-B
36250HAH6
X-C
36250HAN3
X-D
36250HAQ6
A-S
36250HAJ2
B
36250HAK9
PEZ
36250HAL7
C
36250HAM5
D
36250HAS2
E
36250HAU7
F
36250HAW3
G
36250HAY9
H
36250HBA0
S
36250HBE2
R
36250HBC6
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
2.33129158
1000.00000000
1000.00000000
504.87754662
24.45893041
1000.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
80.50729579
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
4.64093090
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00060185
0.04899678
0.80649678
0.40718211
0.08079600
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00060185
0.04899678
0.80649678
0.40718211
4.72172690
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.88894341
1000.00000000
1000.00000000
504.87754662
19.81799951
1000.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
80.50729579
0.00000000
0.00000000

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
A-S
B
PEZ
C
D
E
F
G
H
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
2,264,138.73
56,483,000.00
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
2,652,668.62
255,952,807.35
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
429,606.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
429,606.33
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
1,834,532.40
56,483,000.00
0.00
40,794,000.00
95,707,000.00
29,811,000.00
15,690,000.00
12,551,000.00
2,652,668.62
255,523,201.02
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,296,750.38
30,296,750.38

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
INTEREST DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-5
A-AB
X-A
X-B
X-C
X-D
A-S
B
PEZ
C
D
E
F
G
H
S
R
Totals:
Accrued
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
584.52
2,767.49
24,042.48
24,915.64
7,479.20
198,396.54
0.00
145,287.70
340,860.17
82,129.31
43,225.95
34,578.01
7,308.10
0.00
0.00
911,575.10
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200,494.49
0.00
146,915.42
346,792.22
88,216.46
46,945.03
37,573.84
18,346.41
0.00
0.00
885,283.87
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
584.52
2,767.49
24,042.48
24,915.64
7,479.20
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
59,789.33
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
797,777.16
0.00
603,947.51
2,012,397.97
2,297,708.76
1,396,883.75
1,124,991.81
4,024,990.45
0.00
0.00
12,258,697.41

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
335,966.32
Fees
Master Servicing Fee
Funds Distribution
713.74
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Prepayment Premium
Other Collections
ARD Excess Interest
Total Collections
0.00
0.00
0.00
0.00
34,857.23
370,823.55
170,898.10
0.00
0.00
170,898.10
0.00
0.00
0.00
0.00
541,721.65
Trustee/Certificate Administrator Fees
CREFC Intellectual Property Royalty License Fee
Operating Advisor Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
CCRE Strip
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Prepayment Premium
Payments to Certificateholders
Total Distribution
554.91
39.31
269.47
44,329.61
3,958.97
0.00
0.00
42.52
223.80
50,132.33
0.00
2,193.66
0.00
0.00
2,193.66
59,789.33
429,606.33
0.00
0.00
489,395.66
541,721.65

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
ADDITIONAL LOAN DE
T
AIL
Mortgage Loan Stated Principal Balance
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
256,639,474.09
256,468,575.99
20.36%
6
1
4.1250877%
E
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
Total
Not Provided
Not Provided
573,385.21
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Controlling Class Representative:
LNR Securities Holdings, LLC (“LNRSH”)
Specially Serviced Loans that are not Delinquent
Count
0
Control Termination Event:
YES
Balance
0.00
Aggregate Realized Loss in Related Collection Period
0.00
CCRE Strip for the Distribution Date
42.52
Agg Add’l Trust Expenses in Related Collection Period
0.00

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
ADDITIONAL LOAN DE
T
AIL
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Stated Principal
Count
Balance
Amount Of Any
Loan ID
Liq Proceeds
Portion Included
in Avail Funds
Totals:
Totals:
-
-

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
HISTORICAL LOAN MODIFIC
A
TION REPORT
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
1
13
13
27
27
27
27
27
27
27
27
42
42
42
42
42
42
42
42
42
42
51
51
51
51
51
51
51
53
72
Period
Nov 2024
Jan 2019
Jun 2019
Feb 2021
May 2021
Jun 2021
Aug 2021
Oct 2021
Dec 2021
Jul 2022
Jan 2023
Feb 2020
Apr 2020
May 2020
Jul 2020
Oct 2020
Jan 2021
Feb 2021
Oct 2021
Mar 2022
May 2023
Nov 2023
Dec 2023
Feb 2024
Mar 2024
Apr 2024
Jun 2024
Feb 2025
Feb 2025
May 2023
Beginning
Balance of the
Loan at
Liquidation
23,000,000.00
12,435,966.03
8,509,985.59
5,939,981.71
6,713,693.10
3,853,422.05
Aggregate
Realized Loss
on Loans
0.00
549,716.61
564,594.45
8,240,469.96
8,240,525.56
8,070,531.87
8,071,051.87
7,868,937.70
7,869,033.92
7,869,130.58
7,866,273.30
4,268,958.20
4,191,697.69
4,191,714.65
4,162,997.09
4,163,145.84
4,130,580.53
4,122,582.06
4,047,087.97
4,045,076.19
4,045,191.19
2,766,730.10
2,759,337.94
2,457,185.98
2,533,972.83
2,533,695.28
2,537,345.28
2,506,218.61
25,364.71
2,480,8
1
1.01
Prior Realized
Loss Applied to
Certificates
A
0.00
0.00
549,716.61
0.00
8,240,469.96
8,240,525.56
8,070,531.87
8,071,051.87
7,868,937.70
7,869,033.92
7,869,130.58
0.00
4,268,958.20
4,191,697.69
4,191,714.65
4,162,997.09
4,163,145.84
4,130,580.53
4,122,582.06
4,047,087.97
4,045,076.19
0.00
2,766,730.10
2,759,337.94
2,457,185.98
2,533,972.83
2,533,695.28
2,537,345.28
0.00
0.00
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
8,406,256.74
0.00
14,877.84
0.00
55.60
(169,993.69)
520.00
(202,1
14.17)
96.22
96.66
(2,857.28)
0.00
(77,260.51)
16.96
(28,717.56)
148.75
(32,565.31)
(7,998.47)
(75,494.09)
(2,01
1.78)
1
15.00
0.00
(7,392.16)
(302,151.96)
76,786.85
(277.55)
3,650.00
(31,126.67)
0.00
0.00
Current
Realized Loss
Applied to
Certificates*
8,406,256.74
549,716.61
564,594.45
8,240,469.96
8,240,525.56
8,070,531.87
8,071,051.87
7,868,937.70
7,869,033.92
7,869,130.58
7,866,273.30
4,268,958.20
4,191,697.69
4,191,714.65
4,162,997.09
4,163,145.84
4,130,580.53
4,122,582.06
4,047,087.97
4,045,076.19
4,045,191.19
2,766,730.10
2,759,337.94
2,457,185.98
2,533,972.83
2,533,695.28
2,537,345.28
2,506,218.61
25,364.71
2,480,8
1
1.01
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
72
72
72
72
72
72
Loan Count:
Period
Jun 2023
Aug 2023
Sep 2023
Nov 2023
Jan 2024
Jul 2024
7
Beginning
Balance of the
Loan at
Liquidation
Totals:
Aggregate
Realized Loss
on Loans
2,481,121.01
2,439,941.56
2,429,554.52
2,425,590.14
2,431,614.83
2,433,708.42
17,441,350.68
Prior Realized
Loss Applied to
Certificates
A
2,480,8
1
1.01
2,481,121.01
2,439,941.56
2,429,554.52
2,425,590.14
2,431,614.83
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
310.00
(41,179.45)
(10,387.04)
(3,964.38)
6,024.69
2,093.59
7,515,556.83
Current
Realized Loss
Applied to
Certificates*
2,481,121.01
2,439,941.56
2,429,554.52
2,425,590.14
2,431,614.83
2,433,708.42
25,847,607.42
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Mar 2025
0
Feb 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
2,722,136.28
1.1
%
0
2,733,3
1
1.55
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
81,
1
13,069.87
31.6
%
0
81,
1
13,069.87
31.6
%
1
0.00
0.0%
6,713,693.10
2.6%
Jan 2025
1
23,330,000.00
8.9
%
1
74,427,884.41
28.2
%
1
2,743,342.58
1.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
81,
1
13,069.87
30.8
%
0
0.00
0.0%
Dec 2024
1
74,573,021.64
28.3
%
2
9,477,942.69
3.6
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
81,
1
13,069.87
30.7
%
3
14,396,382.09
5.5%
Nov 2024
3
Oct 2024
2
Sep 2024
0
Aug 2024
0
17,622,831.18
6.3
%
0
36,915,669.63
8.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
81,
1
13,069.87
29.1
%
16
81,
1
13,069.87
18.1
%
16
81,255,429.37
15.1
%
1
1
81,386,909.13
12.8
%
13
170,212,527.42
61.1%
88,292,967.87
19.7%
96,744,300.18
18.0%
127,718,603.69
20.1%
Jul 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
81,517,871.26
10.7
%
5
69,887,098.66
9.1%
Jun 2024
0
May 2024
0
Apr 2024
0
Mar 2024
0
Feb 2024
0
Jan 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
81,658,688.30
9.8
%
0
81,788,580.46
9.8
%
2
81,928,365.98
9.5
%
0
82,057,196.43
9.5
%
0
82,206,399.79
9.5
%
0
82,334,135.64
9.5
%
0
0.00
0.0%
23,676,361.72
2.8%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (ACTUAL BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Mar 2025
0
Feb 2025
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
2,783,791.74
1.1
%
0
2,783,791.74
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
84,770,558.88
33.1
%
0
84,770,558.88
33.0
%
1
0.00
0.0%
6,724,610.72
2.6%
Jan 2025
1
23,330,000.00
8.9
%
1
74,870,776.02
28.4
%
1
2,783,791.74
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
84,770,558.88
32.2
%
0
0.00
0.0%
Dec 2024
1
74,870,776.02
28.4
%
2
9,542,636.58
3.6
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
84,770,558.88
32.1
%
3
14,441,048.53
5.5%
Nov 2024
3
Oct 2024
2
Sep 2024
0
Aug 2024
0
17,702,295.71
6.4
%
0
36,982,849.65
8.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
84,770,558.88
30.4
%
16
84,770,558.88
18.9
%
16
84,770,558.88
15.8
%
1
1
84,770,558.88
13.3
%
13
170,299,172.67
61.1%
88,292,967.84
19.7%
96,766,724.58
18.0%
127,718,603.73
20.1%
Jul 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
84,770,558.88
1
1.1
%
5
69,887,098.67
9.1%
Jun 2024
0
May 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
84,770,558.88
10.1
%
0
84,770,558.88
10.1
%
2
0.00
0.0%
23,676,361.72
2.8%
Apr 2024
0
Mar 2024
0
Feb 2024
0
Jan 2024
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
84,770,558.88
9.8
%
0
84,770,558.88
9.8
%
0
84,770,558.88
9.8
%
0
84,770,558.88
9.8
%
0
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
4
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
Current
1
5
Bankruptcy
Foreclosure
REO
TOTAL
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
172,633,369.84
0.00
67.31%
0.00%
172,647,428.63
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
4
0
172,633,369.84
0.00
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
2,722,136.28
1.06%
2,783,791.74
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
81,113,069.87
31.63%
84,770,558.88
2
83,835,206.15
175,355,506.12
68.37%
175,431,220.37
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
81,113,069.87
31.63%
84,770,558.88
6
256,468,575.99
121 + days
Current
67.3%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
32.7%
Percentage*
Actual Bal
67.31%
0.00%
172,647,428.63
0.00
0.00%
0.00%
0.00
0.00
32.69%
87,554,350.62
100.00%
Total:
100.0%
260,201,779.25
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
REO ADDITIONAL DE
T
AIL
Mortgage Property That Became REO Property During Related Prepayment Period
Stated Principal
Loan ID
Balance
Unpaid Principal
Balance
Most Recent
Appraisal Value
Date Appraisal
Performed
Totals
:
-
-
-

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
REO ADDITIONAL DE
T
AIL
REO Property Sold Or Disposed During Related Prepayment Period
Liq Proceeds
and Other
Loan ID
Amounts Rec’d
Portion of Liq
Proceeds in
Available Funds
Balance of
of Excess Liq
Proceeds Acct
$
-
Totals:
$
-
$
-
$ -

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
1
HI
27
LA
42
TX
51
TX
72
MS
Count:
5
Kahului
Lafayette
Houston
Houston
Brandon
Totals:
Retail
Lodging
Office
Lodging
Lodging
88,500,000.00
13,900,000.00
9,750,000.00
7,700,000.00
4,800,000.00
124,650,000.00
81,
1
13,069.87
0.00
0.00
0.00
0.00
81,
1
13,069.87
06/03/2022
03/14/2019
02/05/2019
07/05/2022
06/21/2022
86,382,142.66
0.00
0.00
0.00
0.00
86,382,142.66
37,560,000.00
06/04/2024
09/30/2025
0.00
0.00
0.00
0.00
37,560,000.00
10,
1
14,247.00
0.00
3
0.00
3
0.00
3
0.00
3
10,
1
14,247.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
13
27
42
51
53
72
Liquidation
Month
Jan 2019
Feb 2021
Feb 2020
Nov 2023
Feb 2025
May 2023
Liquidation /
Prepayment
Code *
3
3
3
3
3
3
Current Beginning
Scheduled Balance
23,000,000.00
12,435,966.03
8,509,985.59
5,939,981.71
6,713,693.10
3,853,422.05
Most Recent Value **
37,000,000.00
5,100,000.00
4,550,000.00
4,600,000.00
9,900,000.00
1,700,000.00
Net Proceeds Received
on Liquidation
23,138,005.07
5,185,326.24
5,000,490.52
8,
1
12,091.73
7,173,710.01
2,904,024.69
Liquidation Expense
702,599.52
615,633.51
535,696.12
2,208,908.57
242,690.81
1,484,3
1
1.06
Net Proceeds Available
for Distribution
22,435,405.55
4,569,692.73
4,464,794.40
5,903,183.16
6,931,019.20
1,419,713.63
Realized Loss to Trust
564,594.45
7,866,273.30
4,045,191.19
2,506,218.61
25,364.71
2,433,708.42
Count:
6
Totals:
60,453,048.48
62,850,000.00
51,513,648.26
5,789,839.59
45,723,808.67
17,441,350.68
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
2
3
1
1
82
Count:
Totals:
81,
1
13,069.87
74,427,884.41
72,436,584.61
23,330,000.00
2,722,136.28
5
254,029,675.17
15,771.99
14,472.09
6,049.14
4,536.39
3,500.00
44,329.61
0.00
0.00
0.00
0.00
0.00
3,958.97
0.00
0.00
0.00
0.00
0.00
3,958.97
0.00
0.00
0.00
0.00
2,193.66
2,193.66
0.00
288,826.07
0.00
255,990.99
0.00
0.00
0.00
0.00
0.00
0.00
0.00
544,817.06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
16.71
107.09
0.00
0.00
0.00
223.80
Total Interest Shortfall hitting the Trust:
595,523.10
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
1
2
1
1
82
Paid Through
Date
06/06/2022
02/06/2025
02/01/2025
09/06/2024
ARA (Appraisal
Reduction Amount)
60,244,125.57
34,259,065.62
1
1,822,606.00
586,365.48
ARA Date
08/06/2024
03/06/2025
01/08/2025
03/06/2025
Most Recent Value
37,560,000.00
44,800,000.00
212,500,000.00
2,
1
10,000.00
Most Recent
Valuation Date
06/04/2024
08/28/2024
01/08/2025
01/17/2025
Most Recent Net
ASER Amount
0.00
0.00
0.00
2,193.66
Cumulative ASER
Amount
5,163,374.65
0.00
0.00
2,193.66
Count:
4
Totals:
106,912,162.67
296,970,000.00
2,193.66
$5,165,568.31

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Retail
06/1
1/20
HI
10/06/24
N
81,
1
13,069.87
4.590
0.00
0.00
06/06/22
0.00
5
0.00
0.00
0.42
12/31/23
2
Office
3
Office
1
1/20/24
DE
10/29/24
TX
1
1/06/24
N
1
1/06/27
N
74,427,884.41
4.434
72,436,584.61
4.300
0.00
0.00
395,897.15
0.00
02/06/25
02/06/25
0.00
5
0.00
0.00
B
242,772.25
0.00
1.15
0.00
1.59
12/31/23
12/31/23
4
Retail
5
Office
5A
Office
5B
Office
6
Retail
7
Multifamily
8
Mixed
Use
9
Lodging
10
Multifamily
MN
1
1/06/24
KY
08/06/24
KY
08/06/24
KY
08/06/24
NY
12/06/21
TX
1
1/01/24
FL
1
1/06/24
TN
10/06/24
MD
10/06/24
10/17/24
08/06/24
08/06/24
08/06/24
12/02/21
05/05/22
09/06/24
07/05/24
07/03/24
1
1
Office
07/01/24
CA
09/01/24
N
23,330,000.00
4.050
73,489.50
0.00
02/01/25
0.00
5
73,489.50
0.00
0.90
12/31/24
12
Retail
13
Retail
14
Office
15
Retail
16
Retail
17
Multifamily
18
Office
19
Retail
20
Retail
21
Multifamily
22
Office
23
Retail
24
Retail
24A
25
Lodging
26
Retail
27
Lodging
28
Industrial
29
Multifamily
30
Multifamily
31
Multifamily
32
Multifamily
33
Industrial
34
Office
35
Office
36
Retail
37
Multifamily
38
Multifamily
MD
1
1/06/24
NY
1
1/06/19
NC
09/06/24
FL
1
1/06/44
NY
1
1/06/24
MD
10/06/24
CA
10/06/24
SC
10/06/24
IL
09/06/24
OH
10/06/24
GA
1
1/06/24
IN
1
1/06/24
OH
12/06/24
12/06/24
OH
10/01/24
TX
1
1/06/24
LA
1
1/06/24
P
A
1
1/06/19
MD
10/06/24
TX
08/06/24
MI
10/06/24
TX
10/06/24
TX
1
1/06/24
CA
10/06/24
AZ
1
1/06/24
TX
1
1/06/19
MI
1
1/06/19
AL
10/06/19
08/06/24
12/13/18
05/06/24
07/05/24
09/06/24
01/27/23
08/06/24
10/04/24
1
1/06/24
06/19/19
1
1/01/24
1
1/06/24
09/09/24
09/06/24
10/01/24
08/31/23
02/04/21
1
1/01/19
01/27/23
08/06/24
09/04/24
08/27/24
03/02/22
10/02/24
1
1/06/24
10/26/18
1
1/05/19
08/08/19

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
39
Office
40
Retail
41
Lodging
42
Office
43
Self Storage
44
Retail
45
Retail
46
Lodging
47
Retail
48
Retail
49
Mobile Home
50
Multifamily
51
Lodging
52
Retail
53
Retail
54
Retail
55
Retail
56
Retail
57
Office
58
Self Storage
59
Retail
60
Retail
61
Self Storage
62
Various
63
Multifamily
64
Multifamily
65
Retail
66
Retail
67
Self Storage
68
Self Storage
69
Self Storage
70
Multifamily
71
Retail
72
Lodging
73
Retail
74
Multifamily
75
Retail
76
Mobile Home
77
Retail
78
Lodging
79
Self Storage
P
A
1
1/06/24
CA
10/06/24
OH
10/01/24
TX
1
1/06/24
CA
1
1/06/24
NC
10/06/24
OH
12/06/24
WV
1
1/06/24
CA
1
1/06/24
OR
1
1/06/24
TX
08/06/24
CA
1
1/06/24
TX
10/06/24
IL
10/06/24
AL
10/06/24
TX
10/06/24
OH
1
1/06/24
MA
10/06/24
CA
10/06/24
CA
10/06/24
GA
1
1/06/24
CA
10/06/24
TX
10/06/24
MI
09/06/24
KY
1
1/06/24
TX
10/06/24
CA
1
1/06/24
CA
10/06/24
NV
1
1/06/24
CA
1
1/06/24
MS
10/06/24
FL
1
1/06/24
TX
10/06/24
MS
1
1/06/24
TX
1
1/06/24
KY
1
1/06/24
TX
1
1/06/24
FL
10/06/24
CA
10/06/19
TN
1
1/06/24
MD
1
1/06/24
08/06/24
10/03/24
1
1/14/24
01/31/20
1
1/06/24
07/05/24
09/06/24
02/15/22
1
1/06/24
08/06/24
05/06/24
1
1/06/24
10/16/23
10/04/24
01/08/25
05/07/18
08/06/24
08/15/24
10/16/24
02/27/20
1
1/01/24
10/04/24
10/04/24
09/06/24
10/04/24
08/06/19
1
1/01/24
10/04/24
12/06/21
08/06/24
08/06/24
1
1/06/24
10/21/24
04/26/23
08/28/24
1
1/20/24
08/06/24
10/04/24
10/07/19
1
1/06/24
1
1/06/24

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
80
Retail
81
Self Storage
IL
10/06/24
LA
1
1/06/24
12/05/24
09/06/24
82
Retail
09/05/24
MI
10/06/24
N
2,722,136.28
4.840
21,464.67
0.00
09/06/24
0.00
5
10,289.40
0.00
1.47
12/31/23
83
Self Storage
84
Office
85
Retail
86
Retail
87
Multifamily
RI
10/06/24
TX
10/06/24
XX
10/06/24
XX
10/06/24
MI
10/06/24
10/04/24
07/05/24
10/03/24
10/04/24
10/01/24
88
Mixed Use
NY
1
1/06/24
N
2,438,900.82
4.950
16,013.10
0.00
02/06/25
0.00
5
9,415.17
0.00
1.71
12/31/23
89
Multifamily
90
Retail
91
Self Storage
92
Retail
MI
10/06/24
GA
1
1/06/24
MI
1
1/06/24
CA
10/06/24
08/06/24
10/03/24
1
1/06/24
10/03/24
Count:
95
Totals:
256,468,575.99
506,864.42
0.00
0.00
335,966.32
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

20M to 24.9M
80M to 84.9M
70M to 74.9M
0M to 4.9M
4
.
000%
-
4
.
240%
4
.
250%
-
4
.
490%
4
.
500%
-
4
.
740%
4
.
750%
-
4
.
990%
GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
60
Count
0M to 4.9M
2
20M to 24.9M
1
70M to 74.9M
2
80M to 84.9M
1
Balance ($)
%
50
$5,161,037.10
2.01%
$23,330,000.00
9.10%
40
$146,864,469.02
57.26%
$81,1
13,069.87
31.63%
30
Total
6
$256,468,575.99
100.00%
20
10
0
Gross Rate
60
4.000%
-
4.240%
4.250%
-
4.490%
4.500% - 4.740%
4.750% - 4.990%
Count
Balance ($)
%
1
$23,330,000.00
9.10%
2
$146,864,469.02
57.26%
1
$81,1
13,069.87
31.63%
2
$5,161,037.10
2.01%
50
40
Total
6
$256,468,575.99
100.00%
30
20
Total Weighted Average Rate: 4.42%
10
0

HAWAII
DELAWARE
TEXAS
CALIFORNIA
MICHIGAN
NEW YORK
GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
HAWAII
DELAWARE
TEXAS
CALIFORNIA
MICHIGAN
NEW YORK
Count
Balance ($)
%
1
$81,1
13,069.87
31.63%
1
$74,427,884.41
29.02%
1
$72,436,584.61
28.24%
1
$23,330,000.00
9.10%
1
$2,722,136.28
1.06%
1
$2,438,900.82
0.95%
35
30
Total
6
$256,468,575.99
100.00%
25
20
15
10
5
0
Property
T
ype
Mixed Use
Office
Retail
Count
1
3
2
Balance ($)
%
$2,438,900.82
0.95%
$170,194,469.02
66.36%
$83,835,206.15
32.69%
Mixed Use
1.0
Retail
32.7
Mixed Use
1.0%
Office
66.4%
Total
6
$256,468,575.99
100.00%
Retail
32.7%
Total:
100.0%
Office
66.4

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
123 - 125
126 - 128
Count
5
1
Balance ($)
%
80
$233,138,575.99
90.90%
$23,330,000.00
9.10%
60
Total
6
$256,468,575.99
100.00%
Total Weighted Average Seasoning: 125
40
20
0
123 - 125
126 - 128
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
6
$256,468,575.99
100.00%
6
$256,468,575.99
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
MORTGAGE LOAN CHARACTERISTICS
DSCR
60
50
Count
Balance ($)
%
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
3
$107,165,206.15
41.78%
40
2
$146,864,469.02
57.26%
1
$2,438,900.82
0.95%
30
Total
6
$256,468,575.99
100.00%
20
Total Weighted Average DSCR: 1.03
10
0
Amortization
T
ype
Amortizing Balloon
Amortizing Balloon
IO Maturity Balloon
IO/Amortizing/Balloon
Count
Balance ($)
%
2
$5,161,037.10
2.01%
1
$23,330,000.00
9.10%
3
$227,977,538.89
88.89%
2.01%
IO Maturity Balloon
9.10%
Amortizing Balloon
2.01%
IO Maturity Balloon
9.10%
Total
6
$256,468,575.99
100.00%
IO/Amortizing/Balloon
88.89%
Total:
100.00%
IO/Amortizing/Balloon
88.89%

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
DELINQUENT LOAN DE
T
AIL
Loan ID
1
2
3
1
1
82
88
Paid Thru
Date
06/06/2022
02/06/2025
02/06/2025
02/01/2025
09/06/2024
02/06/2025
Current
P&I
Advances**
0.00
0.00
395,256.34
73,192.82
21,440.54
15,991.51
Outstanding
P&I
Advances***
0.00
0.00
395,332.56
73,217.32
83,389.64
21,445.69
Outstanding
Servicing
Advances
99,027.78
7,686.00
0.00
0.00
12,200.05
0.00
Loan
Special
Status
Servicer
Code*
Transfer Date
5
06/1
1/2020
5
1
1/20/2024
B
5
07/01/2024
5
09/05/2024
5
Foreclosure
Date
Bankruptcy
Date
Reo
Date
06/03/2022
Resolution
Strategy Code
7
13
8
13
2
Count:
6
T
otals:
505,881.21
573,385.21
1
18,913.83
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

GS Mortgage Securities
T
rust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
March 2025
SUPPLEMEN
T
AL INFORM
A
TION
Notice Date
May 01, 2018
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s Website
;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.